Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, equipment and software
Total Property, equipment and software	¥ 90,455	¥ 85,343
Less: Accumulated depreciation and amortization	(70,002)	(70,850)
Impairment loss	(5,891)
Total Property, equipment and software, net	14,562	14,493		$ 2,285
Depreciation and amortization	5,929	3,389	¥ 4,842
Buildings
Property, equipment and software
Total Property, equipment and software	2,594	2,594
Leasehold improvements
Property, equipment and software
Total Property, equipment and software	63,780	46,259
Furniture and office equipment
Property, equipment and software
Total Property, equipment and software	15,644	22,250
Motor vehicles
Property, equipment and software
Total Property, equipment and software	3,670	3,672
Software
Property, equipment and software
Total Property, equipment and software	¥ 4,767	4,341
Construction in progress
Property, equipment and software
Total Property, equipment and software		¥ 6,227